Goodwill And Other Intangible Assets	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

4. Goodwill and Other Intangible Assets

Included on the Company's Consolidated Balance Sheets at September 30, 2011, and 2010 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2011	2010
Goodwill	$361.9	355.7

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3
Net	$0.2	0.2

Capitalized software
Gross carrying amount	$116.7	102.4
Less: accumulated amortization	57.4	49.3
Net	$59.3	53.1

Customer Relationships
Gross carrying amount	$61.4	61.4

Less: accumulated amortization	11.6	8.3
Net	$49.8	53.1
Other
Gross carrying amount	$10.3	9.7
Less: accumulated amortization	9.6	8.2
Net	$0.7	1.5

Intangible assets with indefinite lives:
Trade names	$121.8	121.8

The Company performed its annual evaluation of goodwill and intangible assets for impairment during the fourth quarter of fiscal 2011 and concluded no impairment existed at September 30, 2011.

The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2011, and 2010 are as follows:

(Dollars in millions)	USG	Test Filtration		Total

Balance as of
September 30, 2009	$279.9	30.5	20.3	330.7
Acquisitions/adjustments	16.2	—	8.8	25.0

Balance as of
September 30, 2010	296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	$297.8	34.8	29.3	361.9

Amortization expense related to intangible assets with determinable lives was $12 million, $11.6 million and $19.2 million in 2011, 2010 and 2009, respectively. The decrease in amortization expense in 2010 as compared to 2009 was mainly due to the Company's TWACS NG software. During 2010, the Company re-evaluated the economic useful life of its TWACS NG software and concluded the remaining TWACS NG asset value has an expected remaining useful life of ten years, through 2019. The Company recorded $4.7 million, $4.5 million and $12.2 million of amortization expense related to Aclara PLS's TWACS NG software in 2011, 2010 and 2009, respectively. Patents are amortized over the life of the patents, generally 17 years. Capitalized software is amortized over the estimated useful life of the software, generally three to seven years. Customer relationships are generally amortized over twenty years. Intangible asset amortization for fiscal years 2012 through 2016 is estimated at approximately $12 million declining to $10.5 million per year.